UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21902

Cohen & Steers Institutional Global Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments

COHEN & STEERS INSTITUTIONAL GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value
COMMON STOCK 95.5%
AUSTRALIA 8.5%
REAL ESTATE
DIVERSIFIED 4.0%
BGP Holdings PLC (EUR)(a),(b),(c)	7,741,744	$0
Cromwell Property Group	2,129,451	1,936,901
Goodman Group	2,062,156	9,388,075
Mirvac Group	6,372,675	10,344,422
		21,669,398
OFFICE 0.6%
Commonwealth Property Office Fund	3,259,490	3,466,488
RETAIL 3.9%
CFS Retail Property Trust	2,240,394	4,180,128
Charter Hall Retail REIT	915,295	3,210,585
Federation Centres Ltd.	3,809,154	8,102,118
Westfield Group	529,375	5,437,333
		20,930,164
TOTAL AUSTRALIA		46,066,050

BERMUDA 0.5%
REAL ESTATE—HOTEL
Orient-Express Hotels Ltd., Class A (USD)(c)	212,971	2,764,364

CANADA 1.8%
REAL ESTATE
DIVERSIFIED 1.0%
H&R Real Estate Investment Trust	261,609	5,381,772
OFFICE 0.8%
Allied Properties Real Estate Investment Trust	144,283	4,546,795
TOTAL CANADA		9,928,567

FRANCE 3.5%
REAL ESTATE—RETAIL
Klepierre	223,318	9,682,813
Unibail-Rodamco	36,191	8,979,450
TOTAL FRANCE		18,662,263

GERMANY 1.5%
REAL ESTATE—RESIDENTIAL
Deutsche Wohnen AG	452,522	8,096,273

	Number of Shares	Value
HONG KONG 8.4%
REAL ESTATE
DIVERSIFIED 5.2%
New World Development Co., Ltd.	3,561,114	$5,344,495
Sun Hung Kai Properties Ltd.	950,915	12,898,085
Swire Properties Ltd.	795,000	2,244,807
Wharf Holdings Ltd.	882,051	7,636,731
		28,124,118
OFFICE 1.9%
Hongkong Land Holdings Ltd. (USD)	1,553,279	10,251,642
RESIDENTIAL 1.3%
China Overseas Land & Investment Ltd.	1,707,458	5,041,425
Country Garden Holdings Co.	3,095,860	1,991,818
		7,033,243
TOTAL HONG KONG		45,409,003

JAPAN 14.2%
REAL ESTATE
DIVERSIFIED 9.3%
Activia Properties	470	4,069,078
Mitsubishi Estate Co., Ltd.	803,882	23,684,239
Mitsui Fudosan Co., Ltd.	250,833	8,408,309
Sumitomo Realty & Development Co., Ltd.	109,000	5,161,961
Tokyu Land Corp.(b)	852,000	8,819,472
		50,143,059
INDUSTRIALS 0.6%
Nippon Prologis REIT	333	3,323,394
OFFICE 2.3%
Japan Prime Realty Investment Corp.	1,755	6,159,774
Japan Real Estate Investment Corp.	540	6,306,730
		12,466,504
RETAIL 2.0%
AEON Mall Co., Ltd.	94,000	2,786,673
Japan Retail Fund Investment Corp.	3,701	7,613,227
		10,399,900
TOTAL JAPAN		76,332,857

	Number of Shares	Value
NETHERLANDS 1.2%
REAL ESTATE—RETAIL
Corio NV	147,732	$6,364,520
NORWAY 0.4%
REAL ESTATE—OFFICE
Norwegian Property ASA	1,568,744	2,074,006
SINGAPORE 2.5%
REAL ESTATE
DIVERSIFIED 0.9%
Capitaland Ltd.	2,033,000	5,007,349
INDUSTRIALS 1.1%
Global Logistic Properties Ltd.	2,671,000	6,152,955
RETAIL 0.5%
Suntec Real Estate Investment Trust	1,907,000	2,485,310
TOTAL SINGAPORE		13,645,614

UNITED KINGDOM 7.7%
REAL ESTATE
DIVERSIFIED 5.0%
Hammerson PLC	1,319,939	10,705,621
Land Securities Group PLC	911,610	13,562,660
Londonmetric Property PLC	1,356,193	2,634,651
		26,902,932
INDUSTRIALS 0.8%
Segro PLC	878,193	4,407,293
OFFICE 1.2%
Derwent London PLC	85,343	3,273,055
Great Portland Estates PLC	352,087	3,072,267
		6,345,322
SELF STORAGE 0.7%
Big Yellow Group PLC	568,846	4,051,984
TOTAL UNITED KINGDOM		41,707,531

UNITED STATES 45.3%
REAL ESTATE
DIVERSIFIED 7.0%
American Assets Trust	102,322	3,121,844
Cousins Properties	462,095	4,754,957
Duke Realty Corp.	239,275	3,694,406
Forest City Enterprises, Class A(c)	418,887	7,933,720

	Number of Shares	Value
Vornado Realty Trust	214,226	$18,007,838
		37,512,765
HEALTH CARE 4.9%
Health Care REIT	134,342	8,380,254
Ventas	293,481	18,049,081
		26,429,335
HOTEL 2.5%
Hersha Hospitality Trust	431,817	2,413,857
Host Hotels & Resorts	224,644	3,969,460
Hyatt Hotels Corp., Class A(c)	97,126	4,172,533
Strategic Hotels & Resorts Worldwide(c)	339,024	2,942,728
		13,498,578
INDUSTRIALS 3.9%
First Industrial Realty Trust	222,488	3,619,880
Prologis	466,772	17,559,962
		21,179,842
OFFICE 4.9%
Corporate Office Properties Trust	247,057	5,707,017
Douglas Emmett	196,682	4,616,127
Mack-Cali Realty Corp.	237,026	5,200,350
SL Green Realty Corp.	122,161	10,852,783
		26,376,277
OFFICE/INDUSTRIAL 0.4%
PS Business Parks	28,061	2,093,912
RESIDENTIAL 8.4%
APARTMENT 7.6%
Apartment Investment & Management Co.	280,944	7,849,575
BRE Properties	72,768	3,693,704
Equity Residential	210,892	11,297,485
Home Properties	117,164	6,766,221
UDR	488,589	11,579,559
		41,186,544
MANUFACTURED HOME 0.8%
Equity Lifestyle Properties	117,977	4,031,274
TOTAL RESIDENTIAL		45,217,818

	Number of Shares	Value
SELF STORAGE 3.3%
CubeSmart	210,468	$3,754,749
Extra Space Storage	145,057	6,636,358
Sovran Self Storage	99,382	7,521,230
		17,912,337
SHOPPING CENTERS 8.6%
COMMUNITY CENTER 3.2%
DDR Corp.	578,343	9,085,768
Regency Centers Corp.	86,318	4,173,475
Tanger Factory Outlet Centers	120,447	3,932,595
		17,191,838
REGIONAL MALL 5.4%
Simon Property Group	197,908	29,335,903
TOTAL SHOPPING CENTERS		46,527,741
SPECIALTY 1.4%
Digital Realty Trust	136,443	7,245,123
TOTAL UNITED STATES		243,993,728
TOTAL COMMON STOCK (Identified cost—$435,721,094)		515,044,776

	Number of Rights
RIGHTS—HONG KONG 0.0%
REAL ESTATE—HOTEL
New World Development - Share Stapled Units(a),(b),(c)	33,289	0
TOTAL RIGHTS (Identified cost—$0)		0

	Number of Shares
SHORT-TERM INVESTMENTS 3.8%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(d)	10,200,027	10,200,027
Federated Government Obligations Fund, 0.01%(d)	10,200,027	10,200,027
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$20,400,054)		20,400,054

		Value
TOTAL INVESTMENTS (Identified cost—$456,121,148)	99.3%	$535,444,830

OTHER ASSETS IN EXCESS OF LIABILITIES	0.7	3,813,243

NET ASSETS (Equivalent to $22.94 per share based on 23,508,205 shares of common stock outstanding)	100.0%	$539,258,073

Glossary of Portfolio Abbreviations

EUR	Euro Currency
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Illiquid security. Aggregate holdings equal 0.0% of the net assets of the Fund.
(b)

Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 1.6% of the net assets of the Fund.

(c)	Non-income producing security.
(d)	Rate quoted represents the seven-day yield of the Fund.

Sector Summary	% of Net Assets
Diversified	32.4
Office	12.1
Residential	11.2
Retail	11.1
Shopping Centers	8.6
Industrials	6.4
Health Care	4.9
Other	4.5
Self Storage	4.0
Hotel	3.0
Specialty	1.4
Office/Industrial	0.4
100.0

Cohen & Steers Institutional Global Realty Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the advisor, subject to the oversight of the Board of Directors. The advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange

Cohen & Steers Institutional Global Realty Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain foreign securities to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•      Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.  As of September 30, 2013, there were $194,468,366 of securities transferred between Level 1 and Level 2, which resulted from the Fund not utilizing foreign equity fair value pricing procedures as of September 30, 2013.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments carried at value:

Cohen & Steers Institutional Global Realty Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Common Stock - Australia	$46,066,050	$46,066,050	$—	$—	(a)
Common Stock - Japan	76,332,857	67,513,385	8,819,472	—
Common Stock - Other Countries	392,645,869	392,645,869	—	—
Rights-Hong Kong	—	—	—	—	(b)
Money Market Funds	20,400,054	—	20,400,054	—
Total Investments(c)	$535,444,830	$506,225,304	$29,219,526	$—

(a) BGP Holdings PLC was acquired via a spinoff and has been fair valued, by the Valuation Committee, at zero pursuant to the Fund’s fair value procedures and classified as a Level 3 security.

(b) New World Development - Share Stapled Units were acquired via a rights distribution and have been fair valued, by the Valuation Committee, at zero pursuant to the Fund’s fair value procedures and classified as a Level 3 security.

(c) Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2.   Income Tax Information

As of September 30, 2013, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$456,121,148
Gross unrealized appreciation	$88,556,853
Gross unrealized depreciation	(9,233,171)
Net unrealized appreciation	$79,323,682

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INSTITUTIONAL GLOBAL REALTY SHARES, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: November 26, 2013